UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2014

Date of reporting period:  August 31, 2013

Item 1. Schedule of Investments.

Visium Event Driven Fund
Schedule of Investments
August 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.22%
Airlines - 0.88%
AMR Corp. (a)	1,965	6,956
US Airways Group, Inc. (a)	3,063	49,498
		56,454
Auto Components - 3.74%
Visteon Corp. (a)	3,336	238,891
Automobiles - 1.73%
Fiat SpA (a)(b)	14,667	110,528
Biotechnology - 4.90%
Elan Corp. PLC - ADR(a)	6,944	105,827
Onyx Pharmaceuticals, Inc. (a)	319	39,422
Theravance, Inc. (a)	4,677	167,670
		312,919
Chemicals - 6.43%
Airgas, Inc.	158	16,061
Ashland, Inc.	1,891	164,914
WR Grace & Co. (a)	2,857	229,560
		410,535
Commercial Services & Supplies - 0.94%
The ADT Corp.	651	25,929
TMS International Corp.	1,965	34,211
		60,140
Computers & Peripherals - 0.41%
Dell, Inc.	1,880	25,888
Diversified Financial Services - 3.43%
NYSE Euronext	5,244	219,199
Electric Utilities - 1.06%
NV Energy, Inc.	2,883	67,606
Food & Staples Retailing - 3.38%
Harris Teeter Supermarkets, Inc.	2,079	102,183
Nash Finch Co.	264	6,450
Shoppers Drug Mart Corp. (b)	1,918	107,326
		215,959
Food Products - 5.64%
Dole Food Co., Inc. (a)	3,349	45,948
Smithfield Foods, Inc. (a)	2,414	80,942
WhiteWave Foods Co. - Class B (a)	5,398	102,292
WhiteWave Foods Co. - Class A (a)	6,863	131,221
		360,403
Health Care Equipment & Supplies - 5.71%
Hologic, Inc. (a)	4,923	105,057
ICU Medical, Inc. (a)	3,634	259,758
		364,815

Health Care Providers & Services - 1.39%
Extendicare, Inc.	7,533	46,916
Health Management Associates, Inc. (a)	2,386	30,684
Vanguard Health Systems, Inc. (a)	540	11,313
		88,913
Hotels, Restaurants & Leisure - 2.75%
Penn National Gaming, Inc. (a)	3,336	175,440
Household Durables - 2.29%
Lennar Corp.	5,640	146,245
Insurance - 6.77%
American Safety Insurance Holdings Ltd. (a)(b)	654	19,705
Hartford Financial Services Group, Inc.	13,953	413,009
		432,714
IT Services - 3.64%
Lender Processing Services, Inc.	7,288	232,487
Life Sciences Tools & Services - 3.40%
Life Technologies Corp. (a)	2,922	217,426
Machinery - 1.63%
Ingersoll-Rand PLC (b)	1,759	104,027
Media - 10.51%
Arbitron, Inc.	1,046	49,225
Liberty Global PLC (a)(b)	967	71,103
Liberty Media Corp. (a)	1,227	167,461
News Corp. (a)	14,823	232,721
RLJ Entertainment, Inc. (a)	8,423	48,769
Twenty-First Century Fox, Inc.	3,245	101,666
		670,945
Metals & Mining - 6.39%
Gold Fields Ltd. - ADR	27,228	140,224
Sibanye Gold Ltd. - ADR(a)	3,875	16,004
Suncoke Energy, Inc. (a)	12,948	203,672
Walter Energy, Inc.	3,720	48,137
		408,037
Multiline Retail - 2.28%
JC Penney Co., Inc. (a)	3,140	39,187
Saks, Inc. (a)	6,672	106,285
		145,472
Oil, Gas & Consumable Fuels - 8.79%
Hess Corp.	2,034	152,245
Occidental Petroleum Corp.	2,346	206,941
Pioneer Southwest Energy Partners LP	1,885	77,096
Royal Dutch Shell PLC - ADR	654	42,242
Tesoro Corp.	1,800	82,962
		561,486
Pharmaceuticals - 1.75%
Warner Chilcott PLC (b)	5,215	111,862
Semiconductors & Semiconductor Equipment - 0.26%
Spreadtrum Communications, Inc. - ADR	541	16,371
Software - 4.47%
AsiaInfo-Linkage, Inc. (a)	3,300	37,455
BMC Software, Inc. (a)	5,039	231,794
Nuance Communications, Inc. (a)	847	16,169
		285,418

Specialty Retail - 0.89%
Office Depot, Inc. (a)	13,607	57,013
Wired Telecommunications Carriers - 0.02%
Adelphia Recovery Trust (a)	510,588	1,430
Wireless Telecommunication Services - 1.74%
Leap Wireless International, Inc. (a)	2,341	35,536
Sprint Corp. (a)	11,222	75,300
		110,836
TOTAL COMMON STOCKS (Cost $6,290,720)		$6,209,459

CORPORATE BONDS - 0.10%
Adelphia Communications Corp.
7.50%, 01/15/2004	237,265	2,135
7.75%, 01/15/2009	188,958	945
7.88%, 05/01/2009	54,446	272
10.25%, 06/15/2011	304,655	2,742
TOTAL CORPORATE BONDS (Cost $6,094)		$6,094

REAL ESTATE INVESTMENT TRUSTS - 1.62%
CapLease, Inc.	6,472	55,077
Colonial Properties Trust	1,585	35,013
MPG Office Trust, Inc. (a)	3,652	11,358
Strategic Hotels & Resorts, Inc. (a)	232	1,881
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $105,973)		$103,329

WARRANTS - 0.04%
Owens Corning
Expiration: October, 2013, Exercise Price: $43.00 (a)	3,893	779
Expiration: October, 2013, Exercise Price: $45.25 (a)	1,289	206
RLJ Entertainment, Inc.
Expiration: October, 2017, Exercise Price: $12.00 (a)	3,980	1,393
TOTAL WARRANTS (Cost $5,943)		$2,378

RIGHTS - 0.00%
Wright Medical Group, Inc. (a)	1	1
TOTAL RIGHTS (Cost $3)		$1

	Contracts	Value
PURCHASED OPTIONS - 0.28%
Put Options - 0.28%
AsiaInfo-Linkage, Inc.
Expiration: January, 2014, Exercise Price: $11.00	33	825
BMC Software, Inc.
Expiration: November, 2013, Exercise Price: $45.00	16	200
Dole Food Co., Inc.
Expiration: October, 2013, Exercise Price: $12.00	54	270
Hess Corp.
Expiration: January, 2014, Exercise Price: $70.00	8	2,776
ICU Medical, Inc.
Expiration: November, 2013, Exercise Price: $70.00	7	2,240
Leap Wireless International, Inc.
Expiration: October, 2013, Exercise Price: $15.00	44	1,232
Expiration: April, 2014, Exercise Price: $13.00	39	1,794

Lender Processing Services, Inc.
Expiration: December, 2013, Exercise Price: $29.00	9	450
Nuance Communications, Inc.
Expiration: October, 2013, Exercise Price: $19.00	9	945
Onyx Pharmaceuticals, Inc.
Expiration: September, 2013, Exercise Price: $85.00	3	15
Expiration: November, 2013, Exercise Price: $115.00	4	340
Smithfield Foods, Inc.
Expiration: September, 2013, Exercise Price: $32.00	13	130
Spreadtrum Communications, Inc.
Expiration: November, 2013, Exercise Price: $23.00	5	25
The ADT Corp.
Expiration: October, 2013, Exercise Price: $40.00	6	1,200
US Airways Group, Inc.
Expiration: January, 2014, Exercise Price: $20.00	89	5,429
Warner Chilcott PLC
Expiration: October, 2013, Exercise Price: $19.00	11	165
TOTAL PURCHASED OPTIONS (Cost $26,241)		$18,036

Total Investments (Cost $6,434,974) - 99.26%		6,339,297
Other Assets in Excess of Liabilities - 0.74%		47,464
TOTAL NET ASSETS - 100.00%		$6,386,761

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.

Abbreviations:
ADR	American Depositary Receipt
PLC	Public Limited Company.
SpA	Società per Azioni is the Italian term for a limited share company.
Ltd.	Limited Liability Company

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Visium Event Driven Fund
Schedule of Securities Sold Short
August 31, 2013 (Unaudited)

	Shares	Value
Air Products & Chemicals, Inc.	158	16,138
Baxter International, Inc.	532	37,006
Community Health Systems, Inc.	164	6,439
Fidelity National Financial, Inc.	912	21,624
IntercontinentalExchange, Inc. (a)	891	160,157
Intermec, Inc. (a)	556	5,488
Lennar Corp.	5,640	179,408
Liberty Global PLC (a)(b)	1,072	83,273
Loblaw Companies Ltd. (b)	1,144	48,842
Mid-America Apartment Communities, Inc.	571	35,208
Murphy USA, Inc. (a)	2,500	92,375
Perrigo Co.	480	58,344
Pioneer Natural Resources Co.	425	74,362
Royal Dutch Shell PLC - ADR	654	43,916
Sirius XM Radio, Inc.	30,597	109,537
Spartan Stores, Inc.	319	6,559
SPDR S&P 500 ETF Trust	1,247	204,072
Trulia, Inc. (a)	1	41
US Airways Group, Inc. (a)	659	10,649
WhiteWave Foods Co. (a)	5,398	103,210
Total Securities Sold Short (Proceeds $1,338,555)		1,296,648

(a)	Non-income producing security.

The cost basis of investments for federal income tax purposes at August 31, 2013 was as follows*:

Cost of investments	$6,434,974
Gross unrealized appreciation - Equities	127,858
Gross unrealized appreciation - Options	2,077
Gross unrealized depreciation - Equities	(173,423)
Gross unrealized depreciation - Options	(10,282)
Net unrealized depreciation	$(53,770)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
The Fund will report tax adjustments in the first annual report dated May 31, 2014.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund, including long and short positions of common stock and real estate investment trusts, that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and ask prices provided by a pricing service (“Pricing Service”). If the closing bid and ask prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities, such as commercial paper, bankers acceptances and U.S.
Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the NYSE.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the
Adviser to believe that a security’s last sale price may not reflect its actual fair value.
The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Fund will value foreign securities at fair value using prices supplied by an approved pricing service, taking into account such events, in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

The Valuation Committee of the Trust shall meet to consider any valuations.
This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Trustees and other factors as warranted. In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer;
general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. For financial statement purposes, an amount equal to the settlement amount is included in the
Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short positions.
Subsequent fluctuations in the market prices of the securities sold, but not yet purchased, may require purchasing the securities at prices which could differ from the amount reflected in the Statement of Assets and Liabilities. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. Such amounts are recorded on the ex-dividend date as a dividend expense.
As collateral for its short positions, the Fund is required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities.
The segregated assets are valued consistent with Note 2a above. The amount of segregated assets are required to be adjusted daily to the extent additional collateral is required based on the change in fair value of the securities sold short. The Fund’s securities sold short and payable to broker are held with or due to one major security dealer. The Fund does not require this broker to maintain collateral in support of the receivable for proceeds on securities sold short.

The Fund may use certain options and futures contracts and options on futures contracts
(collectively, “Derivative Instruments”) as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of the Fund’s position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions. Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the structural options and futures markets and the securities markets, from differences in how options and futures and securities are traded and from imposition of daily price fluctuation limits or trading halts. The Fund may purchase and write call or put options on securities and indices and enter into related closing transactions. As a holder of a call option, the Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, the Fund has the obligation to sell the security at the exercise price during the exercise period. As a holder of a put option, the Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, the Fund has the obligation to buy the underlying security at the exercise price during the exercise period. The premium that the Fund pays when purchasing an option or receives when writing an option will reflect, among other things, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period, current interest rates and supply and demand factors. The premium is the market value of an option at the time the contract trade is executed.
A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period).
Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period. Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S.
options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded.
If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification,
“Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.
ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments.

Other
Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing original cost of the security lot sold with the net sale proceeds. Dividend income and expense is recognized on the ex-dividend date and interest income and expense is recognized on an accrual basis.

Summary of Fair Value Exposure at August 31, 2013

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2013 in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets:
Equity
Common Stocks*	$6,209,459	$-	$-	$6,209,459
Real Estate Investment Trusts	103,329	-	-	103,329
Warrants	2,378	-	-	2,378
Rights	1	-	-	1
Corporate Bonds	-	6,094	-	6,094
Purchased Options	16,421	1,615	-	18,036
Total Assets	$6,331,588	$7,709	$-	$6,339,297

Liabilities:
Securities Sold Short	$1,296,648	$-	$-	$1,296,648

*For further breakdown of common stock by industry type, please refer to the Schedule of Investments.

The Fund recognizes transfers between levels as of the beginning of the fiscal year.
There were no transfers into and out of Level 1 and 2 securities during the period ended August 31, 2013.

The Fund held no Level 3 securities during the period.

Disclosures about Derivative Instruments and Hedging Activities

The fair value of derivative instruments as reported within this Schedule of Investments as of August 31, 2013 was as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Equity Contracts - Options	Investments, at value	$18,036	Options written, at value	-

Total		$18,036		$-

*Reflects cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Open Futures Contracts.

The effect of derivative instruments on the income for the period July 31, 2013* through August 31, 2013 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Total
Equity Contracts	$318	$238	$556
Total	$318	$238	$556

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options
Equity Contracts	$(8,205)
Total	$(8,205)

* The inception date of the Fund is July 31, 2013.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)    /s/ John Buckel
                                                    John Buckel, President

Date   10/22/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ John Buckel
                                                      John Buckel, President

Date   10/22/2013

By (Signature and Title)*    /s/ Jennifer Lima
                                                      Jennifer Lima, Treasurer

Date   10/22/2013

* Print the name and title of each signing officer under his or her signature.